Other Disclosures - Remuneration To Executive Management (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation
Share-based compensation expenses	kr 4.0	kr 3.0	kr 2.0
Total	262.0	174.0	127.0
Executive Management
Share-Based Compensation
Base Salary	42.5	36.6	27.1
Defined Contribution Plans	3.4	2.7	1.7
Other Benefits	21.3	0.4	0.3
Annual Cash Bonus	28.9	25.7	19.7
Share-based compensation expenses	147.1	94.0	65.6
Total	243.2	159.4	114.4
Jan van de Winkel
Share-Based Compensation
Base Salary	9.7	9.2	8.6
Defined Contribution Plans	1.7	1.3	1.3
Other Benefits	0.2	0.3	0.3
Annual Cash Bonus	8.8	9.2	8.6
Share-based compensation expenses	34.4	24.3	22.9
Total	54.8	44.3	41.7
Anthony Pagano
Share-Based Compensation
Base Salary	4.7	4.4	4.3
Defined Contribution Plans	0.1	0.1	0.1
Annual Cash Bonus	2.7	2.6	2.6
Share-based compensation expenses	16.5	12.5	9.5
Total	24.0	19.6	16.5
Anthony Mancini
Share-Based Compensation
Base Salary	3.0	4.9	4.7
Defined Contribution Plans	0.1	0.1	0.1
Other Benefits	16.5
Annual Cash Bonus	3.0	2.9	2.8
Share-based compensation expenses	28.9	13.9	11.4
Total	51.5	21.8	19.0
Judith Klimovsky
Share-Based Compensation
Base Salary	5.3	5.0	4.9
Defined Contribution Plans	0.1	0.1	0.1
Other Benefits	0.1
Annual Cash Bonus	3.0	3.0	2.9
Share-based compensation expenses	19.4	13.6	14.1
Total	27.9	21.7	22.0
Tahamtan Ahmadi
Share-Based Compensation
Base Salary	5.0	4.7	4.6
Defined Contribution Plans	0.1	0.1	0.1
Annual Cash Bonus	2.8	2.9	2.8
Share-based compensation expenses	17.9	12.1	7.7
Total	25.8	19.8	kr 15.2
Birgitte Stephensen
Share-Based Compensation
Base Salary	2.9	2.6
Defined Contribution Plans	0.3	0.3
Annual Cash Bonus	1.7	1.5
Share-based compensation expenses	8.3	5.7
Total	13.2	10.1
Christopher Cozic
Share-Based Compensation
Base Salary	3.4	3.3
Defined Contribution Plans	0.1	0.1
Annual Cash Bonus	2.0	2.0
Share-based compensation expenses	11.1	7.8
Total	16.6	13.2
Martine van Vugt
Share-Based Compensation
Base Salary	2.9	2.5
Defined Contribution Plans	0.7	0.6
Other Benefits	0.1	0.1
Annual Cash Bonus	1.6	1.6
Share-based compensation expenses	5.7	4.1
Total	11.0	kr 8.9
Brad Bailey
Share-Based Compensation
Base Salary	3.9
Defined Contribution Plans	0.1
Other Benefits	0.6
Annual Cash Bonus	2.4
Share-based compensation expenses	4.1
Total	11.1
Rayne Waller
Share-Based Compensation
Base Salary	1.7
Defined Contribution Plans	0.1
Other Benefits	3.8
Annual Cash Bonus	0.9
Share-based compensation expenses	0.8
Total	kr 7.3